Prepayments for Land Use Right	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Prepayments for Land Use Right
19	PREPAYMENTS FOR LAND USE RIGHTS

	2018	2017
	RMB million	RMB million
Carrying amount at January 1	1,717	2,064
Recognized during the year	(330)	(347)

Carrying amount at December 31	1,387	1,717

Prepayments for land use rights represent unamortized prepayments for land use rights.